Document and Entity Information	Oct. 17, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 17, 2022
Entity Registrant Name	FINTECH ECOSYSTEM DEVELOPMENT CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40914
Entity Tax Identification Number	86-2438985
Entity Address, Address Line One	100 Springhouse Drive
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Collegeville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19426
City Area Code	610
Local Phone Number	226-8101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001852407
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, one right and one-half of one redeemable warrant
Trading Symbol	FEXDU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FEXD
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FEXDW
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	FEXDR
Security Exchange Name	NASDAQ